Significant accounting policies- Business combinations (Details) client in Thousands, R$ in Thousands				12 Months Ended
	Jul. 01, 2021 BRL (R$)	Feb. 12, 2021 BRL (R$) installment	Jan. 03, 2020 BRL (R$) client installment	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	May 13, 2021 BRL (R$)	Dec. 20, 2020 BRL (R$)
Disclosure of detailed information about business combination [line items]
Consideration paid				R$ 93,782	R$ 24,905
Meu Acerto
Disclosure of detailed information about business combination [line items]
Consideration transferred		R$ 45,000
Revenue				9,343
Profit (loss)				(3,750)
Percentage of voting interest		60.00%
Consideration to minority shareholders		R$ 25,000
Consideration as contributed capital		20,000
Goodwill		25,298
Consideration paid		7,250
Consideration payable, noncurrent				17,750
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Financial instruments		20,212
Other financial assets		2,257
Property and equipment		499
Intangible		13,208
Loan and onlending liabilities		(1,455)
Other liabilities		(1,977)
Total identifiable net assets acquired		32,755
Net assets		(32,755)
Interest of non-controlling shareholders, based on the pro-rata interest on the assets acquired and liabilities assumed		13,053
Costs related to acquisition		R$ 25
Expected revenues				20,545
Expected loss				3,855
Number of installments for payment of consideration | installment		2
Inter Asset Holding S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred			R$ 49,000
Revenue					278
Profit (loss)					R$ 139
Goodwill			37,427
Consideration paid			49,000
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Property and equipment			508
Cash and cash equivalents			2,021
Trade receivables			1,628
Other assets			1,040
Liabilities			(2,008)
Customer relationships			13,344
Total identifiable net assets acquired			16,533
Net assets			(16,533)
Interest of non-controlling shareholders, based on the pro-rata interest on the assets acquired and liabilities assumed			R$ 4,960
Percentage ownership of entity shares			70.00%
Share in the capital			98.00%
Number of clients | client			425
Number of installments for payment of consideration | installment			4
The fixed portion of total consideration			R$ 24,500
The variable portion of total consideration			R$ 24,500
Inter Caf Ltda.
Disclosure of detailed information about business combination [line items]
Consideration transferred							R$ 10
Revenue				2,080
Profit (loss)				(702)
Inter Boutiques Ltda.
Disclosure of detailed information about business combination [line items]
Consideration transferred							R$ 10
Revenue				2,202
Profit (loss)				599
Inter Food Ltda.
Disclosure of detailed information about business combination [line items]
Consideration transferred						R$ 8,350
Revenue				1,322
Profit (loss)				163
Percentage of voting interest						70.00%
Consideration to minority shareholders						R$ 7,350
Consideration as contributed capital						R$ 1,000
Goodwill				6,950
IM Designs Desenvolvimento de Software Ltda.
Disclosure of detailed information about business combination [line items]
Consideration transferred	R$ 15,000
Revenue				2,200
Profit (loss)				(63)
Goodwill				11,743
Consideration paid	R$ 10,000
Consideration payable, current				R$ 5,000